Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (1,373)	$ (2,322)	$ (1,404)
Revaluation of tax related balances			(300)
Changes in unrealized gains and losses	2,905	1,693	(656)
Changes in unrealized gains and losses	(194)	(229)	39
Changes in unrealized gains and losses	(401)	(380)	(302)
Changes in unrealized gains and losses	2,310	1,084	(919)
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale		141
Foreign currency translation adjustment	2	26	3
Reclassification to earnings of realized gains and losses	(42)	20	93
Applicable income taxes	(575)	(322)	205
Balance at end of period	322	(1,373)	(2,322)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(65)	(84)	(69)
Revaluation of tax related balances			(13)
Foreign currency translation adjustment	2	26	3
Applicable income taxes	(1)	(7)	(5)
Balance at end of period	(64)	(65)	(84)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,636)	(1,418)	(1,066)
Revaluation of tax related balances			(229)
Changes in unrealized gains and losses	(401)	(380)	(302)
Reclassification to earnings of realized gains and losses	125	89	137
Applicable income taxes	70	73	42
Balance at end of period	(1,842)	(1,636)	(1,418)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(51)	112	71
Revaluation of tax related balances			15
Changes in unrealized gains and losses	(194)	(229)	39
Reclassification to earnings of realized gains and losses	10	11	(5)
Applicable income taxes	46	55	(8)
Balance at end of period	(189)	(51)	112
Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		14	17
Revaluation of tax related balances			4
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale		(9)
Reclassification to earnings of realized gains and losses		(7)	(9)
Applicable income taxes		2	2
Balance at end of period			14
Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	379	(946)	(357)
Revaluation of tax related balances			(77)
Changes in unrealized gains and losses	2,905	1,693	(656)
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale		150
Reclassification to earnings of realized gains and losses	(177)	(73)	(30)
Applicable income taxes	(690)	(445)	174
Balance at end of period	$ 2,417	$ 379	$ (946)